Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 26, 2018	Jun. 23, 2017	Jan. 29, 2016	Sep. 24, 2015	Jun. 22, 2015	May 06, 2015	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares in the equity pool available for future grants	22,000,000
Stock repurchased and charged against retained earnings	$ 9.0		$ 34.0
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					31,000,000	27,000,000	27,000,000		12,000,000
Percentage of Entity Public Float as of May 31, 2017					6.40%
Entity Public Float as of June 22, 2015						5.80%	5.80%	2.50%
Stock Repurchased During Period, Shares	2,000,000		13,000,000
Allocated Share-based Compensation Expense		$ 59.0
Common shares repurchased	$ 18.0	$ 0.0	$ 93.0
Common shares or awards outstanding	536,733,733	530,497,193
Automatic Repurchase Plan, Shares Allowed for Repurchase by Broker						2,685,524
Voting Common Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				537,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1.0	$ 1.0	1.0
Intrinsic Value of Stock Options Exercised, Per Share	$ 2.89
Unrecognized compensation expense related to restricted share unit plan	$ 1.0
Weighted-average vesting period related to unrecognized share-based compensation on unvested awards	1 year 2 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1.0	1.0	2.0
Cash received from stock options	4.0	1.0	3.0
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options or Vesting of RSUs	$ 0.0	$ 0.0	$ 0.0
Number of awards granted	0	672,712	772,056
Employee Stock Option [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Employee Stock Option [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Employee Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				1,000,000
Restricted Share Units (RSUs) | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				15,000,000
Deferred Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred share units issued	129,015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	700,000	500,000
Liability related to deferred share unit plan	$ 8.2	$ 3.8
Deferred Share Unit | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				700,000
Capital Stock and Additional Paid-In Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased and Retired During Period, Value	$ 9.0		$ 59.0
Common shares or awards outstanding	536,734,000	530,497,000	521,172,000							528,802,000